Intangible Assets, Net (Details) - USD ($)		12 Months Ended
	Aug. 13, 2024	Dec. 31, 2024
Intangible Assets, Net [Line Items]
Achievement of milestones	$ 3,320,000
Aggregate net sales		5.00%
Proceedings of equity		$ 5,000,000
Percentage of sublicenses		25.00%
Estimate useful life		10 years
Amortization costs		$ 116,000
Pre-funded warrants [Member]
Intangible Assets, Net [Line Items]
Issued pre-funded warrants (in Shares)		364,932
Warrant [Member]
Intangible Assets, Net [Line Items]
Issued warrants (in Shares)		2,054,796
Ordinary Shares [Member]
Intangible Assets, Net [Line Items]
Ordinary shares issued (in Shares)		320,000
SciSparc [Member] | Ordinary Shares [Member]
Intangible Assets, Net [Line Items]
Ordinary shares issued (in Shares)		320,000
Preclinical safety test [Member]
Intangible Assets, Net [Line Items]
Achievement of milestones	50,000,000
Phase 1 Clinical Trial [Member]
Intangible Assets, Net [Line Items]
Achievement of milestones	100,000,000
Phase 2a Clinical Trial [Member]
Intangible Assets, Net [Line Items]
Achievement of milestones	120,000,000
Phase 2b Clinical Trial [Member]
Intangible Assets, Net [Line Items]
Achievement of milestones	150,000,000
Phase 3 Clinical Trials [Member]
Intangible Assets, Net [Line Items]
Achievement of milestones	500,000,000
FDA [Member]
Intangible Assets, Net [Line Items]
Achievement of milestones	800,000,000
EU Regulatory Body [Member]
Intangible Assets, Net [Line Items]
Achievement of milestones	800,000,000
Additional Jurisdiction Clinical [Member]
Intangible Assets, Net [Line Items]
Achievement of milestones	$ 800,000,000
License Agreement [Member]
Intangible Assets, Net [Line Items]
Cash		$ 3,000
IPO [Member]
Intangible Assets, Net [Line Items]
Pre-funded warrants issued		$ 3,000,000
IPO [Member] | Pre-funded warrants [Member]
Intangible Assets, Net [Line Items]
Pre-funded waarrants (in Shares)		2